Debt - Summary of Long-term Debt Balance (Detail) - Venture Debt Two Thousand Twenty And Two Thousand And Twenty Three Term A Loan [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure in tabular form of venture debt [Line Items]
Principal amount of term loans	$ 5,500	$ 5,000
Unamortized debt discount and issuance costs	(41)	72
Carrying amount	5,459	5,072
Less current portion	(878)	0
Long-term debt, net	$ 4,581	$ 5,072